Investments - Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Changes In The Carrying Value Of Investments In Joint Ventures [Abstract]
At start of year	£ 103	£ 118
Share of results of joint ventures	29	15
Dividends received from joint ventures	(20)	(31)	£ (34)
Disposals	(4)	0
Exchange translation differences	(3)	1
At end of year	£ 105	£ 103	£ 118